Common Stock and Preferred Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended
	Feb. 18, 2021	Jan. 28, 2021	Jul. 15, 2019	Apr. 12, 2019	Jan. 11, 2019	Mar. 31, 2021	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Conversion of stock shares converted				200,000
Preferred stock, voting rights				The holders of the Series C Preferred Shares have no voting rights, receive no dividends, and are entitled to a liquidation preference equal to the stated value. At any time, the Company may redeem the Series C Preferred Shares at 1.2 times the stated value.
Percentage of average trading volume of common stock				9.99%
Conversion of stock, description				The amount derived by dividing the stated value by the product of 0.7 times the market price of the Company's common stock, defined as the lowest trading price of the Company's common stock during the ten day period preceding the conversion date.
Preferred Stock [Member]
Stock issued during period shares			10	190
Stock issued during period, value			$ 100	$ 1,890
Preferred Stock [Member]
Stock issued during period shares								50	50
Stock issued during period, value								$ 14,077,092	$ 14,077,092
Common Stock [Member]
Stock issued during period shares							35
Stock issued during period, value							$ 13,528,575
Series C Convertible Preferred Stock [Member]
Stock issued during period shares	27,272,727	2,597,403				29,870,130
Conversion of stock shares converted						115
Preferred stock, shares issued										115	115
Preferred stock, shares outstanding										115	115
Debt conversion, shares issued	105	10
Series B Preferred Stock [Member]
Preferred stock, shares authorized						10,000				10,000	10,000
Preferred stock, par value						$ 0.001				$ 0.001	$ 0.001
Preferred stock, value
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock [Member] | Board of Directors [Member]
Preferred stock, shares authorized					10,000
Preferred stock, par value					$ 0.001
Preferred stock, value					$ 100
Preferred stock, dividend rate, percentage					12.00%
Preferred stock, voting rights					Each holder shall also be entitled to vote on all matters submitted to stockholders of the Company and shall be entitled to 55,000 votes for each Series B Preferred Share owned at the record date for the determination of stockholders entitled to vote on such matter or, if no such record date is established, at the date such vote is taken or any written consent of stockholders is solicited. In the event of a liquidation event, any holders of the Series B Preferred Shares shall be entitled to receive, for each Series B Preferred Shares, the Stated Value in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its stockholders. The Series B Preferred Shares are not convertible into shares of the Company's common stock. No shares of Series B Preferred Shares have been issued or are outstanding.
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized				200		200				200	200
Preferred stock, par value				$ 0.001		$ 0.001				$ 0.001	$ 0.001
Preferred stock, value
Preferred stock, shares issued						0				115	115
Preferred stock, shares outstanding						0				115	115